Goodwill and Other Intangible Assets (Identifiable Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,385	$ 2,067
Accumulated Amortization	(1,531)	(1,381)
Net Carrying Amount	$ 854	686
CDI
Acquired Finite-Lived Intangible Assets [Line Items]
Wtd. Avg. Remaining Life	7 years 11 months
Gross Carrying Amount	$ 970	903
Accumulated Amortization	(710)	(634)
Net Carrying Amount	$ 260	269
Other, primarily customer relationship intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Wtd. Avg. Remaining Life	13 years
Gross Carrying Amount	$ 1,415	1,164
Accumulated Amortization	(821)	(747)
Net Carrying Amount	$ 594	$ 417